Lennar Homebuilding Senior Notes And Other Debts Payable (Narrative) (Details)	1 Months Ended		12 Months Ended
	Nov. 30, 2011 USD ($) $ / shares shares	Nov. 30, 2010 USD ($) $ / shares shares	Nov. 30, 2014 USD ($) $ / shares shares	Nov. 30, 2013 USD ($) $ / shares shares	Nov. 30, 2012 shares	Aug. 31, 2004 USD ($)
Debt Instrument [Line Items]
Letters of credit outstanding, amount			$ 424,553,000
Incremental common shares attributable to conversion of debt securities | shares			26,023,000	35,193,000	31,049,000
Guarantee by subsidiaries			$ 75,000,000
5.50% Senior Notes Due 2014 [Member]
Debt Instrument [Line Items]
Debt instrument, face amount						$ 250,000,000
Interest rate			5.50%			5.50%
Senior notes			$ 0	$ 249,640,000
2.75% Convertible Senior Notes Due 2020 [Member]
Debt Instrument [Line Items]
Debt instrument, face amount			$ 446,000,000	446,000,000
Interest rate		2.75%	2.75%
Senior notes			$ 431,042,000	$ 416,041,000
Debt instrument, convertible, conversion ratio		45.1794
Debt conversion, converted instrument, per principal amount		$ 1,000
Debt conversion, converted instrument, shares issued | shares		20,150,012.000
Debt instrument, convertible, conversion price (in usd per share) | $ / shares		$ 22.13
Volume weighted average stock price | $ / shares			$ 39.96	$ 37.06
Incremental common shares attributable to conversion of debt securities | shares			9,001,000	8,224,000
Minimum number of trading days out of 30, over stock conversion price percentage, threshold for conversion		20 days
Minimum number of consecutive trading days over stock conversion price percentage, threshold for conversion		30 days
Interest period requirement to pay contingent interest		6 months
Consecutive trading days period for contingent interest		5 days
Contingent interest amount		0.75%
Debt instrument, unamortized discount			$ 14,957,000	$ 29,959,000
Amount of interest recognized in contractual interest and amortization of discount			$ 27,267,000	26,518,000
3.25% Convertible Senior Notes Due 2021 [Member]
Debt Instrument [Line Items]
Debt instrument, face amount	$ 400,000,000			400,000,000
Interest rate	3.25%		3.25%		3.25%
Senior notes			$ 400,000,000	400,000,000
Debt instrument, convertible, conversion ratio	42.5555
Debt conversion, converted instrument, per principal amount	$ 1,000
Debt conversion, converted instrument, shares issued | shares	17,022,200.000
Debt instrument, convertible, conversion price (in usd per share) | $ / shares	$ 23.50
Mortgage Notes On Land And Other Debt [Member]
Debt Instrument [Line Items]
Interest rate			9.00%
Average interest rate on mortgage notes on land and other debt			3.20%
Mortgage notes on land and other debt			$ 368,052,000	489,602,000
Extinguishment of debt			285,855,000	285,359,000
Holders Of Debt Instrument [Member] | 2.75% Convertible Senior Notes Due 2020 [Member]
Debt Instrument [Line Items]
Stock Conversion Price, Threshold for Conversion		130.00%
Debt instrument convertible terms of conversion feature		Holders of the 2.75% Convertible Senior Notes have the right to require the Company to repurchase them for cash equal to 100% of their principal amount, plus accrued but unpaid interest, on December 15, 2015.
Holders Of Debt Instrument [Member] | 3.25% Convertible Senior Notes Due 2021 [Member]
Debt Instrument [Line Items]
Debt instrument convertible terms of conversion feature	Holders of the 3.25% Convertible Senior Notes have the right to require the Company to repurchase them for cash equal to 100% of their principal amount, plus accrued but unpaid interest on November 15, 2016.
Company Conversion Right To Debt Instrument [Member] | 2.75% Convertible Senior Notes Due 2020 [Member]
Debt Instrument [Line Items]
Stock Conversion Price, Threshold for Conversion		120.00%
Debt instrument convertible terms of conversion feature		The Company has the right to redeem the 2.75% Convertible Senior Notes at any time on or after December 20, 2015 for 100% of their principal amount, plus accrued but unpaid interest.
Company Conversion Right To Debt Instrument [Member] | 3.25% Convertible Senior Notes Due 2021 [Member]
Debt Instrument [Line Items]
Debt instrument convertible terms of conversion feature	The Company has the right to redeem the 3.25% Convertible Senior Notes at any time on or after November 20, 2016 for 100% of their principal amount, plus accrued but unpaid interest.
Lennar Homebuilding [Member]
Debt Instrument [Line Items]
Outstanding performance and surety bonds			923,309,000
Uncompleted site improvements amount			$ 363,697,000
Uncompleted site improvements percentage			39.00%
Lennar Homebuilding [Member] | 2.75% Convertible Senior Notes Due 2020 [Member]
Debt Instrument [Line Items]
Debt instrument interest rate after amortization of discount		7.10%
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Line of credit facility maximum borrowing capacity			$ 1,500,000,000
Letter of credit facility additional capacity			248,000,000
Line of credit facility, capacity available for specific purpose other than for trade purchases			500,000,000
Line of Credit Facility, Fair Value of Amount Outstanding			0	0
Letter Of Credit Agreement One [Member]
Debt Instrument [Line Items]
Line of credit facility, current borrowing capacity			125,000,000
Letter Of Credit Agreement Two [Member]
Debt Instrument [Line Items]
Line of credit facility, current borrowing capacity			140,000,000
Performance Letters Of Credit [Member] | Lennar Homebuilding [Member]
Debt Instrument [Line Items]
Letters of credit outstanding, amount			234,148,000	160,635,000
Financial Letters Of Credit [Member] | Lennar Homebuilding [Member]
Debt Instrument [Line Items]
Letters of credit outstanding, amount			$ 190,405,000	$ 212,779,000